SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2016	2015

Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	$2,539	$2,040

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$31	$20

Total		$2,570	$2,060

Derivative Liabilities

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	$(533)	$(1,421)

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts payable and accrued expenses	$(3)	$-

Total		$(536)	$(1,421)

	Gain Recognized in Other Comprehensive Income (loss), net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Income	Year ended December 31,
	2016	2015	Item	2016	2015

Derivatives designated as hedging instruments :
Foreign exchange forward contract	$28	$20	Cost of revenues and Operating expenses	$111	$(1,364)

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	1,261	3,242

Total	$28	$20		$1,372	$1,878

Schedule of Change in Provision for Inventory
The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2016	2015

Inventory provision, beginning of year	$8,985	$7,724
Increase in inventory provision	4,168	1,708
Write off	(2,970)	(447)

Inventory provision, end of year	$10,183	$8,985

Schedule of Property, Plant and Equipment Depreciation Rates
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
The following table provides the details of the change in the Company's warranty accrual:

	2016	2015

January 1,	$2,173	$2,620
Charged to costs and expenses relating to new sales	1,325	1,091
Costs of product warranty claims	(1,225)	(1,195)
Foreign currency translation adjustments	2	(343)

December 31,	$2,275	$2,173

Schedule of Change in Provision for Doubtful Debts
The following table provides the detail of the change in the Company's allowance for doubtful accounts:

	2016	2015

January 1,	$1,221	$2,225
Charges to expenses	172	(340)
Write offs	(116)	(524)
Foreign currency translation adjustments	6	(140)

December 31,	$1,283	$1,221

Schedule of Assets and Liabilities Measured at Fair Value
The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,570	$-	$2,570
Foreign currencies derivative liabilities	$-	$(536)	$-	$(536)

Total	$-	$2,034	$-	$2,034

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,060	$-	$2,060
Foreign currencies derivative liabilities	$-	$(1,421)	$-	$(1,421)

Total	$-	$639	$-	$639

Schedule of Assumptions Used to Estimate Fair Value
In 2016 and 2015, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2016	2015

Dividend yield	0%	0%
Expected volatility	40.9%	41.1%
Risk-free interest rate	1.1%	1.2%
Expected life (in years)	4.78	3.98

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income ("AOCI"), net was comprised as follows:

	December 31,
	2016	2015

Accumulated gains on derivative instruments	$28	$20
Accumulated foreign currency translation differences	(1,178)	(1,912)

Total accumulated other comprehensive loss, net	$(1,150)	$(1,892)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
The following table summarizes the changes in AOCI, net of taxes for the year ended:

	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance at December 31, 2014	$(1,334)	$800	$(534)
Other comprehensive income (loss) before reclassifications	(10)	(2,712)	(2,722)
Amounts reclassified from AOCI	1,364	-	1,364

Net current period OCI	1,354	(2,712)	(1,358)

Balance at December 31, 2015	$20	$(1,912)	$(1,892)
Other comprehensive income (loss) before reclassifications	119	734	853
Amounts reclassified from AOCI	(111)	-	(111)

Net current period OCI	8	734	742

Balance at December 31, 2016	$28	$(1,178)	$(1,150)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
The following table shows the amounts reclassified from AOCI into the Consolidated Statements of Operations, and the associated financial statement line item, for 2016 and 2015:

	December 31,
Affected line item in the consolidated statements of income	2016	2015

Cost of revenues	$(90)	$1,105
Research and development	(2)	27
Marketing and selling	(9)	109
General and administrative	(10)	123

Total (gain) loss	$(111)	$1,364

Reconciliation of Redeemable Non-controlling Interest
The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2016	2015	2014

Beginning of the year	$8,841	$8,715	$7,624
Net income attributable to non-controlling interest	1,887	1,692	1,820
Dividend paid (*)	(243)	-	-
Adjustment to redemption value	2,248	-	-
Foreign currency translation adjustments	206	(1,566)	(729)

Redeemable non-controlling interest - end of the year	$12,939	$8,841	$8,715

(*) In 2016 dividend payment was made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The Company estimated the fair value of the remaining phantom awards, using the binominal option pricing model with the following weighted average assumptions:

	December 31,
	2016	2015

Dividend yield	0%	0%
Expected volatility	46.9%	39.2%
Risk-free interest rate	1.8%	1.8%
Expected life (in years)	4.3	5.2